Fair Value Measurements and Disclosures (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Investments [Abstract]
Total Assets	$ 54,829,626		$ 54,829,626		$ 81,593,809
Total Liabilities	599,893		599,893		1,485,365
Total Capital	54,229,733		54,229,733		80,108,444
Summarized Information of Investments [Abstract]
Fair value	14,409,931		14,409,931		18,589,455
Fair Value Measured on a Recurring Basis [Member]
Assets [Abstract]
Total Assets	14,409,931		14,409,931		18,589,455
Fair Value Measured on a Recurring Basis [Member] | Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Total Assets	0		0		0
Fair Value Measured on a Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Total Assets	14,409,931		14,409,931		18,589,455
Fair Value Measured on a Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Total Assets
KR Master Fund [Member]
Investments [Abstract]
Total Assets	20,025,680		20,025,680		44,043,845
Total Liabilities	54,131		54,131		1,456,785
Total Capital	19,971,549		19,971,549		42,587,060
Summarized Information of Investments [Abstract]
Percentage of partnership net assets (in hundredths)	24.30%		24.30%		40.60%
Fair value	3,395,357		3,395,357		7,290,317
Partnership's pro rata Net Income/(Loss)	11,223	(310,076)	193,232	(479,547)
Investment Objective	Commodity Portfolio	Commodity Portfolio	Commodity Portfolio	Commodity Portfolio
Redemption Permitted	Monthly	Monthly	Monthly	Monthly
Percentage of partnership owned (in hundredths)	32.15%		32.15%		30.11%
Leverage as percentage of commodity program (in hundredths)	150.00%		150.00%
Income Statement Information for Investments [Abstract]
Investment Income	707	4,715	2,871	17,326
Net Investment Loss	(37,227)	(86,935)	(89,978)	(163,594)
Total Trading Results	141,468	(2,872,871)	1,098,732	(4,527,593)
Net Income/(Loss)	104,241	(2,959,806)	1,008,754	(4,691,187)
KR Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member]
Assets [Abstract]
Investment	3,395,357		3,395,357		7,290,317
Summarized Information of Investments [Abstract]
Fair value	3,395,359		3,395,359		7,290,317
KR Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member] | Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Investment	0		0		0
KR Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Investment	3,395,357		3,395,357		7,290,317
KR Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Investment
Cambridge Master Fund [Member]
Investments [Abstract]
Total Assets	34,803,946		34,803,946		37,549,964
Total Liabilities	545,762		545,762		28,580
Total Capital	34,258,184		34,258,184		37,521,384
Summarized Information of Investments [Abstract]
Percentage of partnership net assets (in hundredths)	79.00%		79.00%		62.90%
Fair value	11,014,574		11,014,574		11,299,138
Partnership's pro rata Net Income/(Loss)	(8,904)	817,578	34,529	1,427,851
Investment Objective	Commodity Portfolio	Commodity Portfolio	Commodity Portfolio	Commodity Portfolio
Redemption Permitted	Monthly	Monthly	Monthly	Monthly
Percentage of partnership owned (in hundredths)	17.00%		17.00%		17.11%
Income Statement Information for Investments [Abstract]
Investment Income	1,450	1,419	4,427	4,092
Net Investment Loss	(21,773)	(8,654)	(66,719)	(28,417)
Total Trading Results	176,599	1,880,968	332,674	3,201,019
Net Income/(Loss)	154,826	1,872,314	265,955	3,172,602
Cambridge Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member]
Assets [Abstract]
Investment	11,014,574		11,014,574		11,299,138
Summarized Information of Investments [Abstract]
Fair value	11,014,574		11,014,574		11,299,138
Cambridge Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member] | Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Investment	0		0		0
Cambridge Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Investment	11,014,574		11,014,574		11,299,138
Cambridge Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Investment